Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current - Schedule of Accrued Revenue (Details)
$ in Thousands
Dec. 31, 2025 USD ($)
2026	$ (9,029)
2027	(6,354)
2028	(3,624)
2029	(331)
Total	$ (19,338)